BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
Net loss	$ 2,928,742	$ 3,723,784	$ 2,243,560
Working capital deficit	$ (540,180)	$ (1,178,733)